Unaudited Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 [1]
Cash flows from operating activities
Net loss	$ (539,485)	$ (340,830)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense	22,371	53,204
Warranty provisions	8,612	34,619
Impairment of inventory	27,132	11,795
Finance income	(5,606)	(12,489)
Finance expense	201,427	92,656
Fair value change - Earn-out rights	(139,638)	(232,995)
Fair value change - Class C Shares	(2,500)	(10,750)
Income tax expense	17,003	6,925
Share of losses in associates	4,350	0
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	0	2,070
Other provisions	13,321	14,873
Unrealized exchange gain on trade payables	(5,629)	(5,022)
Other non-cash expense and income	6,627	7,397
Change in operating assets and liabilities:
Inventories	163,488	(189,201)
Contract liabilities	1,913	21,163
Trade receivables, prepaid expenses, and other assets	115,560	68,688
Trade payables, accrued expenses, and other liabilities	97,113	(134,766)
Interest received	5,606	12,489
Interest paid	(146,199)	(48,667)
Taxes paid	(15,128)	(11,401)
Cash used for operating activities	(169,662)	(660,242)
Cash flows from investing activities
Additions to property, plant, and equipment	(83,884)	(42,948)
Additions to intangible assets	(236,935)	(237,930)
Additions to investment in associates	(34,300)	0
Proceeds from sale of property, plant, and equipment	34	1,710
Cash used for investing activities	(355,085)	(279,168)
Cash flows from financing activities
Change in restricted deposits	(20,369)	0
Proceeds from short-term borrowings	394,640	1,671,964
Proceeds from long-term borrowings	950,632	0
Repayments of borrowings	(867,249)	(598,953)
Repayments of lease liabilities	(12,534)	(11,571)
Cash provided by financing activities	445,120	1,061,440
Effect of foreign exchange rate changes on cash and cash equivalents	(20,389)	(38,495)
Net (decrease) increase in cash and cash equivalents	(100,016)	83,535
Cash and cash equivalents at the beginning of the period	768,927	973,877
Cash and cash equivalents at the end of the period	$ 668,911	$ 1,057,412

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.